Income Taxes Disclosure: Schedule of Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Deferred Tax Assets
	2014	2013
Deferred tax assets:
Net operating losses	$57,400	$44,900
Total deferred tax assets	57,400	44,900
Less: valuation allowance	(57,400)	(44,900)
Deferred tax assets, net	$--	$--